6. EQUIPMENT	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 6. EQUIPMENT
	March 31, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$74,377	$56,615	$17,762	$81,314	$60,877	$20,437
Computer equipment	335,756	271,437	64,319	363,823	290,361	73,462
Field equipment	198,521	134,145	64,376	217,036	141,797	75,239
Buildings	44,602	37,316	7,286	48,762	40,334	8,428
	$653,256	$499,513	$153,743	$710,935	$533,369	$177,566